Schedule of investments
Delaware Value® Fund	August 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.98%
Communication Services — 8.82%
Comcast Class A	5,404,847	$ 327,966,116
Verizon Communications	4,934,433	271,393,815
Walt Disney †	1,758,446	318,806,260
		918,166,191
Consumer Discretionary — 8.52%
Dollar General	1,340,860	298,891,103
Dollar Tree †	2,963,658	268,329,595
Lowe's	1,570,366	320,181,924
		887,402,622
Consumer Staples — 5.72%
Archer-Daniels-Midland	5,257,937	315,476,220
Conagra Brands	8,465,224	280,368,219
		595,844,439
Energy — 2.86%
ConocoPhillips	5,354,123	297,314,450
		297,314,450
Financials — 15.62%
American International Group	6,072,900	331,337,424
Discover Financial Services	2,500,200	320,575,644
MetLife	5,212,080	323,148,960
Truist Financial	5,704,623	325,505,788
US Bancorp	5,684,800	326,250,672
		1,626,818,488
Healthcare — 17.97%
Cardinal Health	5,550,344	291,337,557
Cigna	1,357,364	287,286,091
CVS Health	3,782,102	326,735,792
Johnson & Johnson	1,859,312	321,902,686
Merck & Co.	4,197,442	320,222,850
Viatris	22,116,103	323,558,587
		1,871,043,563
Industrials — 12.29%
Dover	1,818,601	317,091,270
Honeywell International	1,390,206	322,402,674
Northrop Grumman	870,462	320,068,877
Raytheon Technologies	3,778,607	320,274,729
		1,279,837,550
NQ-456 [8/21] 10/21 (1868508)    1

Schedule of investments
Delaware Value® Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 18.20%
Broadcom	638,000	$ 317,219,980
Cisco Systems	5,473,247	323,031,038
Cognizant Technology Solutions Class A	4,200,441	320,535,653
Fidelity National Information Services	2,252,865	287,848,561
Motorola Solutions	1,323,800	323,298,436
Oracle	3,628,300	323,390,379
		1,895,324,047
Materials — 3.03%
DuPont de Nemours	4,256,007	315,029,638
		315,029,638
Real Estate — 3.15%
Equity Residential	3,902,100	328,049,547
		328,049,547
Utilities — 2.80%
Edison International	5,034,800	291,212,832
		291,212,832
Total Common Stocks (cost $6,804,254,561)		10,306,043,367

Short-Term Investments — 0.75%
Money Market Mutual Funds — 0.75%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	19,439,126	19,439,126
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	19,439,127	19,439,127
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	19,439,126	19,439,126
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	19,439,126	19,439,126
Total Short-Term Investments (cost $77,756,505)		77,756,505
Total Value of Securities—99.73% (cost $6,882,011,066)		10,383,799,872

Receivables and Other Assets Net of Liabilities—0.27%		27,783,854
Net Assets Applicable to 418,978,060 Shares Outstanding—100.00%		$10,411,583,726
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-456 [8/21] 10/21 (1868508)